Note 8 - Convertible Promissory Note	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Debt Disclosure [Text Block]

NOTE 8: CONVERTIBLE PROMISSORY NOTE

On December 20, 2024, the Company issued a convertible promissory note of $2,400 and warrants to purchase up to 800,000 shares of common stock at an exercise price of $4.00 per share (“Convertible Promissory Note Warrants”). The note included a discount of $360, and the Company received gross proceeds of $2,040. The note is convertible at $3.00 per share, subject to adjustments (“Conversion Option”). The principal amount of $2,400 was scheduled to mature and become due and payable on December 20, 2025. The Company bifurcated the Conversion Option and accounted for it as a derivative liability due to the conversion feature not being clearly and closely related to the economic characteristics of the host contract.

On February 13, 2025, the convertible promissory note was converted to 800,000 shares of common stock at the conversion price of $3.00 per share. The derivative liability was recorded at its estimated fair value prior to its derecognition upon conversion of the associated convertible promissory notes, resulting in a loss of $9,369. The derecognition of the Conversion Option and host contract on February 13, 2025, and the corresponding issuance of 800,000 shares of common stock at a fair value of $12,368 resulted in an additional loss of $1,353 on the consolidated statement of operations for the three months ended March 31, 2025. The Company incurred $29 in transaction costs relating to the exercise of the conversion option.

The following table summarizes the amortized cost portion of the convertible promissory note:

Balance at December 31, 2023	$-
Convertible promissory note proceeds, net of transaction costs	1,955
Allocation to warrants, net of transaction costs	(636)
Allocation to Conversion Option, at fair value including transaction costs	(655)
Interest and accretion	30
Balance at December 31, 2024	$694
Interest and accretion	126
Settlement via conversion	(820)
Total	$-

The following table summarizes the fair value changes of the Conversion Option:

Balance at December 31, 2023	$-
Allocation to Conversion Option, at fair value	671
Change in derivative fair value	156
Balance at December 31, 2024	$827
Change in derivative fair value	9,369
Settlement via conversion	(10,196)
Total	$-

NOTE 9: CONVERTIBLE PROMISSORY NOTE

Convertible Promissory Note

On December 20, 2024, the Company issued a convertible promissory note of $2,400 and warrants to purchase up to 800,000 shares of common stock at an exercise price of $4.00 per share (“Convertible Promissory Note Warrants”) (Note 12.b). The note includes a discount of $360, and the Company received gross proceeds of $2,040. The note is convertible at $3.00 per share, subject to adjustments (“Conversion Option”). If the Company fails to secure $5,000 in financing within five months, the conversion price adjusts to 90% of the lowest daily VWAP during the five trading days before the conversion notice, with a minimum floor price of $0.48 per share. In the event of default, the conversion price adjusts to the lesser of (i) the then applicable conversion price and (ii) 85% of the lowest daily VWAP during the ten trading days before the conversion notice. If the Company enters into an agreement for a change of control, the holder of the convertible promissory note has the right to require prepayment of an amount equal to 115% of the outstanding principal amount (“Change of Control Prepayment Option”). The principal amount of $2,400 will mature and become due and payable on December 20, 2025.

Each Convertible Promissory Note Warrant entitles the holder to acquire one share of common stock at an exercise price of $4.00 per share for a period of five years from the date of issuance. The warrants were determined to be a freestanding equity instrument.

The Company bifurcated the Conversion Option and accounted for it as a derivative liability due to the conversion feature not being clearly and closely related to the economic characteristics of the host contract.

The inputs used to determine the fair value of the Conversion Option were a share price of $2.33, exercise price of $3.00, expected term of one year, annualized volatility of 110.71%, and a risk-free rate of 4.27%. Any changes in the fair value of the Conversion Option are recognized in “Change in derivatives fair value” in the Company’s consolidated statement of operations. For the year ended December 31, 2024, there were $157 of fair value changes related to the Conversion Option recorded on the consolidated statements of operations.

The Company incurred $85 of costs associated with the issuance of the convertible promissory note. Issuance costs were proportionally allocated to the components of the convertible promissory note. $16 of issuance costs allocated to embedded derivatives were expensed in “Other income (expenses)” in the Company’s consolidated statement of operations.

The following table summarizes the amortized cost portion of the convertible promissory note:

Balance at December 31, 2023	$-
Convertible promissory note proceeds, net of transaction costs	1,955
Allocation to warrants, net of transaction costs	(636)
Allocation to Conversion Option, at fair value including transaction costs	(655)
Interest and accretion	30
Balance at December 31, 2024	$694